Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Summary of RSUs activity under the Share Incentive Plan
The following table summarizes the Company’s RSUs activity under the Plans:

	Number of RSUs	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$ per share)	(Years)
Unvested, December 31, 2021	4,119,500	9.4561	2.67
Granted	876,380	1.8800
Vested	(2,034,880)	7.2254
Forfeited	(283,000)	7.5431
Unvested, December 31, 2022	2,678,000	8.8740	1.90
Granted	6,114,000	8.9809
Vested	(2,255,250)	7.8054
Forfeited	(9,000)	3.8500
Unvested, December 31, 2023	6,527,750	9.3503	3.12
Granted	2,305,100	7.1700
Vested	(2,460,000)	9.4054
Forfeited	(4,000)	2.3500

Unvested, December 31, 2024	6,368,850	8.5449	2.09

Expected to vest as of December 31, 2024	6,368,850

Summary Of Share option Activity
The following table summarizes the Company’s share options activity under the 2015 Plan:

	Number of share options	Weighted average grant date fair value	Weighted average exercise price
		(US$ per share)	(US$ per share)
Outstanding as of January 1 and December 31, 2024	53,737	2.2624	5.8853

Vested and expected to vest as of December 31, 2024	53,737	2.2624	5.8853

Exercisable as of December 31, 2024	53,737	2.2624	5.8853

Summary of Share-based Compensation Expenses Relating to RSUs Recognized
The total share-based compensation expenses relating to share options for the years ended December 31, 2022, 2023 and 2024 were nil, nil and RMB92,376 (US$12,655), respectively. Total share-based compensation expense relating to share options capitalized to inventory was not material for any of the periods presented.
As of December 31, 2024, there was RMB111,407 (US$15,263) of unrecognized share-based compensation expenses related to share options which is expected to be recognized over a weighted average vesting period of 3.07 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.
Total share-based compensation expenses relating to RSUs and share options granted to employees recognized for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Sales and marketing expenses	22,125	18,958	65,597	8,987
General and administrative expenses	38,452	79,327	134,984	18,493
Research and development expenses	36,321	53,200	72,543	9,938

	96,898	151,485	273,124	37,418

Share Incentive Plan 2023 [Member]
Summary Of Share option Activity
The following table summarizes the Company’s share options activity under the 2023 Plan:

	Number of options	Weighted average grant date fair value	Weighted average exercise price
		(US$ per share)	(US$ per share)
Unvested, December 31, 2023	—	—	—
Granted	5,519,320	5.1312	0.0001
Vested	(2,413,570)	5.1487	0.0001
Forfeited	(34,500)	4.7675	0.0001

Unvested, December 31, 2024	3,071,250	5.0436	0.0001

Expected to vest as of December 31, 2024	3,071,250

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Group calculated the estimated fair value of the share options under the 2023 Plan on the grant date using the Black-Scholes valuation model. Assumptions used to determine the fair value of the share options granted under the 2023 Plan is summarized in the following table:

	For the year ended December 31, 2024
			Batch 1	Batch 2
Term in years			9.9	9.3
Volatility			78.00%	74.30%
Discount rate			4.20%	3.70%
Fair value per ordinary share	US$	per share	4.77	7.17